Additional Information - Summary of Standardised Measure of Discounted Future Cash Flows (Detail) - Exploration and evaluation assets [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Standardised Measure Of Discounted Future Cash Flows [Line Items]
Future cash inflows	$ 235,450	$ 81,897	$ 14,629
Future production costs	(40,855)	(23,092)	(3,862)
Future development costs	(16,746)	(10,777)	(3,800)
Future income taxes	(67,005)	(16,356)	(1,023)
Future net cash flows	110,844	31,672	5,944
Discount at 10% per annum	(56,701)	(15,935)	(860)
Standardised measure	54,143	15,737	5,084	$ 10,324
Australia [member]
Standardised Measure Of Discounted Future Cash Flows [Line Items]
Future cash inflows	197,194	76,202	14,629
Future production costs	(31,157)	(22,193)	(3,862)
Future development costs	(12,259)	(8,296)	(3,800)
Future income taxes	(62,182)	(16,266)	(1,023)
Future net cash flows	91,596	29,447	5,944
Discount at 10% per annum	(48,924)	(14,793)	(860)
Standardised measure	42,672	14,654	$ 5,084
International [member]
Standardised Measure Of Discounted Future Cash Flows [Line Items]
Future cash inflows	38,256	5,695
Future production costs	(9,698)	(899)
Future development costs	(4,487)	(2,481)
Future income taxes	(4,823)	(90)
Future net cash flows	19,248	2,225
Discount at 10% per annum	(7,777)	(1,142)
Standardised measure	$ 11,471	$ 1,083